CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	9 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Cash flows from operating activities:
Net loss	$ (8,177)	$ (6,376)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	1,305	1,384
Gain on disposal of fixed assets	(54)
Forgiveness of PPP loan	(586)
Stock-based compensation expenses	947	49
Changes in operating assets and liabilities:
Accounts receivable	(221)	20
Inventories	(3,532)	(600)
Prepaid expenses and other assets	(3,145)	(3,586)
Amount due from a related party	(103)
Accounts payable	(541)	(399)
Accrued liabilities	(185)	26
Warranty reserve	(35)	(115)
Deferred revenue	(237)	87
Advance from customer	321	(102)
Net cash used in operating activities	(14,243)	(9,612)
Cash flows from investing activities:
Proceeds from disposal of property and equipment	273
Purchase of property and equipment	(722)	(680)
Net cash used in investing activities	(449)	(680)
Cash flows from financing activities:
Proceeds from borrowings		586
Proceeds from a related party	1,676
Repayment to a related party	(1,676)
Repayment of borrowings	(7)	(17)
Proceeds from IPO	13,438
Proceeds from capital injection by a shareholder	7
Proceeds from exercise of employee stock options	138
Net cash generated from financing activities	13,576	569
Decrease in cash, cash equivalents and restricted cash	(1,116)	(9,723)
Cash, cash equivalents and restricted cash at beginning of the period	2,683	15,699
Cash, cash equivalents and restricted cash at end of the period	1,567	5,976
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheets
Cash and cash equivalents	1,317	5,976
Restricted cash	250
Total cash, cash equivalents, and restricted cash	1,567	5,976
Supplemental cash flow information:
Interest paid	6	7
Income tax paid	7	$ 3
Non-cash investing activities:
Inventories transferred to property and equipment	$ 75